THE PILLAR FUNDS
                           STATEMENT OF CERTIFICATION
                             PURSUANT TO RULE 497(j)


The Pillar Funds (the "Trust") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective No. 18 to the Trust's Registration Statement on Form N-1A (File Nos. 33-44712 and 811-6509) which was filed electronically on September 1, 1998 (Accession No. 0000950115-98-001499).


                                          The Pillar Funds


Dated:  September 2, 1998                 /s/ Mark E. Nagle
                                          -----------------
                                          Mark E. Nagle
                                          President and Chief Executive Officer